Other Gains - Summary of Other Gains (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Analysis of income and expense [abstract]
Compensation income	¥ 1,184	¥ 1,118	¥ 764
Others	1,722	1,271	1,204
Other gains	¥ 2,906	¥ 2,389	¥ 1,968